Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Inventories
Inventories, net of reserves, consisted of the following:

	December 31,
	2025	2024
	(U.S. $ in millions)
Finished products	$1,904	$1,783
Raw and packaging materials	745	671
Products in process	364	353
Materials in transit and payments on account	166	199

	$3,179	$3,007